Future Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR
Operating Leased Assets [Line Items]
2015	$ 113.3	6,798.4
2016	108.8	6,528.2
2017	105.3	6,318.2
2018	92.1	5,528.0
2019	74.9	4,491.9
Thereafter	206.6	12,396.2
Total	$ 701.0	42,060.9